New standards and amendments and interpretations of existing standards (Details Text)	Dec. 31, 2017 BRL (R$)
New Standards And Amendments And Interpretations Of Existing Standards Details Text [Abstract]
Reduction of approximately	2.00%
Reduction of approximately - Shareholders' equity, net of tax effects	R$ 2,200,000,000,000
Equity investments classified as available for sale with fair value - Held for long-term strategic purposes	R$ 11,038,000,000